Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 1.8%
LondonMetric Property PLC	119,232	$267,242
Tritax Big Box REIT PLC	226,685	395,423
Urban Logistics REIT PLC	57,250	96,569
Warehouse REIT PLC	49,345	61,997
		821,231
Aerospace & Defense — 3.3%
Avon Protection PLC	3,594	40,237
Babcock International Group PLC(a)	30,753	117,781
Chemring Group PLC	34,556	109,829
Melrose Industries PLC	163,931	964,616
QinetiQ Group PLC	63,182	282,638
		1,515,101
Air Freight & Logistics — 0.6%
International Distributions Services PLC	86,988	213,524
Wincanton PLC	14,352	44,187
		257,711
Passenger Airlines — 1.2%
easyJet PLC(a)	36,778	217,408
JET2 PLC	20,832	310,207
		527,615
Automobile Components — 0.8%
AB Dynamics PLC	2,083	52,600
Dowlais Group PLC(a)	163,931	266,730
TI Fluid Systems PLC(b)	37,865	57,276
		376,606
Automobiles — 0.3%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	38,141	135,527

Banks — 1.7%
Bank of Georgia Group PLC	4,260	159,772
Close Brothers Group PLC	18,240	205,561
TBC Bank Group PLC	5,003	143,140
Virgin Money UK PLC	140,867	259,823
		768,296
Beverages — 1.6%
AG Barr PLC	11,378	71,476
Britvic PLC	31,349	344,741
C&C Group PLC(a)	47,668	86,311
Fevertree Drinks PLC	12,725	214,486
		717,014
Biotechnology — 0.7%
Genus PLC	7,979	251,584
Oxford Biomedica PLC(a)	8,501	47,428
		299,012
Building Products — 0.7%
Genuit Group PLC	30,301	119,675
Tyman PLC	23,922	79,751
Volution Group PLC	23,982	133,351
		332,777
Capital Markets — 8.2%
AJ Bell PLC	37,489	148,857
Alpha FX Group PLC(c)	4,204	118,188
Ashmore Group PLC	56,195	157,059
Bridgepoint Group PLC(b)	29,802	80,104
CMC Markets PLC(b)	11,879	26,362
Draper Esprit PLC(a)	16,729	60,516
Security	Shares	Value

Capital Markets (continued)
IG Group Holdings PLC	49,937	$417,795
Impax Asset Management Group PLC	12,063	106,486
IntegraFin Holdings PLC	36,234	113,404
Intermediate Capital Group PLC	35,249	611,812
Investec PLC	79,280	403,357
IP Group PLC	125,561	88,405
JTC PLC(b)	17,177	148,930
Jupiter Fund Management PLC	56,189	76,824
Liontrust Asset Management PLC	7,659	71,884
Man Group PLC/Jersey	146,530	401,090
Ninety One PLC	33,985	68,867
Polar Capital Holdings PLC	11,003	69,668
Quilter PLC(b)	170,315	178,153
Rathbones Group PLC	7,310	180,947
TP ICAP Group PLC	95,664	180,287
		3,708,995
Chemicals — 1.0%
Elementis PLC(a)	70,141	93,534
Essentra PLC	36,379	82,833
Synthomer PLC	44,096	49,286
Victrex PLC	10,555	203,207
		428,860
Commercial Services & Supplies — 1.7%
Finablr PLC(a)(b)(d)	61,710	1
Johnson Service Group PLC	52,424	70,560
Mitie Group PLC	157,326	174,018
Renewi PLC(a)	9,247	61,576
Restore PLC	16,609	51,032
Serco Group PLC	136,496	242,636
Smart Metering Systems PLC	16,180	158,601
		758,424
Communications Equipment — 0.4%
Spirent Communications PLC	73,860	164,274

Construction & Engineering — 1.2%
Balfour Beatty PLC	69,137	315,494
Keller Group PLC	8,757	73,965
Kier Group PLC(a)	51,430	49,582
Morgan Sindall Group PLC	5,176	117,380
		556,421
Construction Materials — 1.2%
Breedon Group PLC	36,995	159,643
Forterra PLC(b)	24,522	56,372
Ibstock PLC(b)	47,651	94,900
Marshalls PLC	27,325	103,184
RHI Magnesita NV	3,422	106,846
		520,945
Consumer Finance — 0.2%
Provident Financial PLC	30,794	83,124

Containers & Packaging — 1.4%
DS Smith PLC	167,082	631,939

Distributors — 0.9%
Inchcape PLC	45,087	427,572

Diversified Consumer Services — 0.2%
Auction Technology Group PLC(a)	11,020	105,554

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services — 2.8%
Burford Capital Ltd.	22,575	$304,398
Network International Holdings PLC(a)(b)	58,159	264,790
OSB Group PLC	51,926	318,893
Paragon Banking Group PLC	27,495	166,018
Plus500 Ltd.	11,195	200,813
		1,254,912
Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	11,161	159,725
Helios Towers PLC(a)	89,671	101,005
		260,730
Electrical Equipment — 0.7%
Ceres Power Holdings PLC(a)(c)	15,178	52,521
DiscoverIE Group PLC	11,732	115,293
ITM Power PLC(a)(c)	56,054	48,537
Volex PLC	14,305	46,800
XP Power Ltd.	2,155	55,945
		319,096
Electronic Equipment, Instruments & Components — 2.3%
Oxford Instruments PLC	6,650	228,728
Renishaw PLC	4,415	222,208
Spectris PLC	12,703	581,514
		1,032,450
Energy Equipment & Services — 0.5%
Hunting PLC	16,794	45,751
John Wood Group PLC(a)	83,919	146,712
Petrofac Ltd.(a)(c)	53,684	47,213
		239,676
Entertainment — 0.1%
Team17 Group PLC(a)	14,128	63,971

Diversified REITs — 1.1%
Balanced Commercial Property Trust Ltd.	84,641	84,126
Custodian Reit PLC	50,726	57,359
LXI REIT PLC	197,564	242,002
Picton Property Income Ltd.	66,689	62,178
UK Commercial Property REIT Ltd.	94,656	62,235
		507,900
Consumer Staples Distribution & Retail — 1.2%
Marks & Spencer Group PLC(a)	238,343	530,566

Food Products — 2.1%
Cranswick PLC	6,514	262,500
Greencore Group PLC(a)	61,951	61,767
Greencore Group PLC	0	—
Premier Foods PLC	78,974	131,347
Tate & Lyle PLC	48,718	476,338
		931,952
Specialized REITs — 1.4%
Big Yellow Group PLC	21,234	304,819
Safestore Holdings PLC	26,443	308,093
		612,912
Health Care Equipment & Supplies — 1.3%
Advanced Medical Solutions Group PLC	26,313	73,320
ConvaTec Group PLC(b)	198,334	502,478
		575,798
Health Care Providers & Services — 0.7%
CVS Group PLC	8,659	226,360
Security	Shares	Value

Health Care Providers & Services (continued)
Spire Healthcare Group PLC(b)	33,948	$94,172
		320,532
Health Care Technology — 0.4%
Craneware PLC	3,663	64,476
EMIS Group PLC	7,296	121,072
		185,548
Hotels, Restaurants & Leisure — 4.9%
888 Holdings PLC(a)	45,649	39,797
Carnival PLC(a)	16,853	165,715
Deliveroo PLC(a)(b)	117,026	152,853
Domino’s Pizza Group PLC	45,642	158,520
Greggs PLC	12,387	414,013
J D Wetherspoon PLC(a)	10,932	99,748
Mitchells & Butlers PLC(a)	32,800	83,370
Patisserie Holdings PLC, NVS(d)	6,053	—
Playtech PLC(a)	28,138	210,364
Rank Group PLC(a)	25,188	30,223
SSP Group PLC(a)	96,617	323,542
Trainline PLC(a)(b)	55,390	168,673
TUI AG(a)(c)	55,395	353,702
Young & Co’s Brewery PLC, Series A	2,615	38,384
		2,238,904
Household Durables — 2.5%
Bellway PLC	14,945	421,006
Crest Nicholson Holdings PLC	28,048	84,707
Redrow PLC	32,097	192,468
Victoria PLC(a)(c)	6,975	45,986
Vistry Group PLC	41,935	377,014
		1,121,181
Independent Power and Renewable Electricity Producers — 0.7%
Drax Group PLC	48,693	335,203

Health Care REITs — 1.2%
Assura PLC	359,485	214,468
Impact Healthcare Reit PLC	40,210	50,720
Primary Health Properties PLC	162,114	200,922
Target Healthcare REIT PLC	74,006	72,359
		538,469
Insurance — 4.2%
Beazley PLC	81,537	614,635
Direct Line Insurance Group PLC	159,069	329,329
Hiscox Ltd.	42,036	613,797
Just Group PLC	125,993	132,123
Lancashire Holdings Ltd.	29,598	228,090
		1,917,974
Interactive Media & Services — 1.9%
Moneysupermarket.com Group PLC	61,864	193,313
Rightmove PLC	99,620	650,617
Trustpilot Group PLC(a)(b)	30,305	30,972
		874,902
Retail REITs — 1.2%
Capital & Counties Properties PLC	177,687	265,020
Hammerson PLC	484,666	149,519
Supermarket Income Reit PLC	150,817	149,797
		564,336
IT Services — 2.1%
Computacenter PLC	9,692	279,370
Kainos Group PLC	9,826	156,899

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Keywords Studios PLC	9,053	$219,036
NCC Group PLC	37,490	42,392
Softcat PLC	15,732	267,248
		964,945
Leisure Products — 1.0%
Games Workshop Group PLC	3,992	470,693

Life Sciences Tools & Services — 0.6%
Ergomed PLC(a)	5,235	66,113
Oxford Nanopore Technologies PLC(a)	65,147	218,969
		285,082
Machinery — 4.9%
Bodycote PLC	23,223	184,452
IMI PLC	31,635	628,689
Judges Scientific PLC	696	84,328
Morgan Advanced Materials PLC	34,684	125,197
Rotork PLC	104,419	417,503
Vesuvius PLC	26,318	135,943
Weir Group PLC (The)	31,490	665,954
		2,242,066
Marine Transportation — 0.3%
Clarkson PLC	3,530	125,806

Media — 2.7%
4imprint Group PLC	3,407	195,166
Ascential PLC(a)	53,404	149,206
Future PLC	13,194	118,881
ITV PLC	439,447	381,942
Next Fifteen Communications Group PLC	10,156	93,994
Reach PLC	38,460	34,638
S4 Capital PLC(a)	45,282	67,873
Tremor International Ltd.(a)(c)	12,126	42,205
YouGov PLC	12,169	150,771
		1,234,676
Metals & Mining — 1.5%
Atalaya Mining PLC	13,434	51,136
Centamin PLC	140,516	175,232
Central Asia Metals PLC	21,573	49,807
Ferrexpo PLC	36,276	41,644
Greatland Gold PLC(a)	550,479	54,781
Hill & Smith PLC	9,716	176,063
Hochschild Mining PLC	40,516	38,199
Pan African Resources PLC	203,274	34,541
SolGold PLC(a)(c)	182,994	38,157
		659,560
Residential REITs — 1.6%
Civitas Social Housing PLC	72,256	71,726
Empiric Student Property PLC	73,185	82,390
Home Reit PLC(d)	103,572	43,389
PRS REIT PLC (The)	66,623	71,273
UNITE Group PLC (The)	41,272	460,443
		729,221
Multi-Utilities — 0.4%
Telecom Plus PLC	8,674	164,008

Broadline Retail — 1.8%
B&M European Value Retail SA.	115,447	733,389
THG PLC(a)	110,320	84,832
		818,221
Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.8%
Capricorn Energy PLC	18,253	$44,413
Diversified Energy Co. PLC	117,830	124,735
Energean PLC	16,279	224,778
EnQuest PLC(a)	177,109	32,250
Genel Energy PLC	18,242	25,279
Gulf Keystone Petroleum Ltd.	26,303	43,026
Harbour Energy PLC	75,390	210,689
Pantheon Resources PLC(a)(c)	17,258	3,379
Serica Energy PLC	30,051	80,887
Tullow Oil PLC(a)	149,031	46,032
		835,468
Personal Care Products — 0.1%
PZ Cussons PLC	28,602	65,386

Pharmaceuticals — 2.0%
Alliance Pharma PLC(c)	52,402	40,089
Dechra Pharmaceuticals PLC	13,810	576,078
Indivior PLC, NVS(a)	15,888	287,565
		903,732
Professional Services — 1.9%
Alpha Financial Markets Consulting PLC	13,887	80,327
Capita PLC(a)	201,741	83,919
Hays PLC	193,366	258,430
Marlowe PLC(a)	9,898	64,272
Pagegroup PLC	39,861	215,714
RWS Holdings PLC	35,432	100,933
SThree PLC	15,495	71,896
		875,491
Office REITs — 1.5%
CLS Holdings PLC	21,386	36,393
Derwent London PLC	11,578	310,408
Great Portland Estates PLC	30,794	185,172
Regional REIT Ltd.(b)	56,302	35,859
Workspace Group PLC	17,552	109,824
		677,656
Real Estate Management & Development — 1.7%
Grainger PLC	85,449	264,035
Helical PLC	3,909	11,841
IWG PLC(a)	91,582	165,980
Savills PLC	16,634	188,790
Sirius Real Estate Ltd.	142,630	145,488
		776,134
Ground Transportation — 0.7%
Firstgroup PLC	86,900	125,441
National Express Group PLC	63,314	84,287
Redde Northgate PLC	26,202	121,739
		331,467
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)(c)	29,750	43,704

Software — 1.2%
Bytes Technology Group PLC	27,596	175,073
Darktrace PLC(a)	30,104	106,311
FD Technologies PLC(a)(c)	2,849	64,636
GB Group PLC	30,620	113,338
Learning Technologies Group PLC	71,948	89,500
		548,858
Specialty Retail — 3.4%
AO World PLC(a)	51,444	41,436

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
ASOS PLC(a)(c)	9,391	$40,321
boohoo Group PLC(a)	123,123	60,741
Currys PLC	130,616	81,813
Dunelm Group PLC	14,677	199,006
Frasers Group PLC(a)	17,044	143,345
Halfords Group PLC	26,242	66,136
Moonpig Group PLC(a)	29,048	48,781
Pets at Home Group PLC	58,721	274,899
Watches of Switzerland Group PLC(a)(b)	29,059	243,276
WH Smith PLC	15,879	310,605
Wickes Group PLC	31,780	48,230
		1,558,589
Textiles, Apparel & Luxury Goods — 0.7%
Coats Group PLC	193,714	167,233
Dr. Martens PLC	78,906	154,245
		321,478
Trading Companies & Distributors — 5.3%
Diploma PLC	16,258	613,824
Grafton Group PLC	23,727	240,785
Howden Joinery Group PLC	66,960	547,396
RS GROUP PLC	57,348	568,160
SIG PLC(a)	83,886	41,507
Travis Perkins PLC	25,777	280,381
Yellow Cake PLC(a)(b)	24,030	117,813
		2,409,866
Water Utilities — 0.7%
Penno Group PLC	31,696	305,207

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	113,964	168,984

Total Long-Term Investments — 99.3%
(Cost: $65,212,144)		45,080,308
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	404,526	$404,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	20,000	20,000

Total Short-Term Securities — 0.9%
(Cost: $424,183)		424,607

Total Investments — 100.2%
(Cost: $65,636,327)		45,504,915

Liabilities in Excess of Other Assets — (0.2)%		(88,885)

Net Assets — 100.0%		$45,416,030

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$685,192	$—		$(280,753	)(a)	$339	$(171)	$404,607	404,526	$43,598	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—		—	—	20,000	20,000	575		—
						$339	$(171)	$424,607		$44,173		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	8	06/16/23	$372	$(9,327)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,579,991	$29,456,927	$43,390	$45,080,308
Short-Term Securities
Money Market Funds	424,607	—	—	424,607
	$16,004,598	$29,456,927	$43,390	$45,504,915
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(9,327)	$—	$(9,327)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust